Investment Strategy - VictoryShares Municipal High Yield ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (“municipal securities”). Derivative instruments that provide exposure to municipal securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy.Municipal securities generally are issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works. Municipal securities may be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other institutions and facilities. They also may be issued by or on behalf of public authorities to finance various privately operated facilities, which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports, and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking.The Fund does not have a specific portfolio duration target, range, or limit. The Fund may invest in municipal securities of any maturity. Municipal securities with longer maturities are generally more volatile than other fixed income securities with shorter maturities. The Fund may invest 25% or more of its assets in issuers in any one or more states or in municipal securities that finance projects in the same economic sector or of a similar project type (such as projects relating to health care, education, transportation, and utilities), subject to the Fund’s policy not to concentrate its investments in a particular industry or group of industries.The Fund primarily invests in “high-yield” municipal obligations. “High-yield” municipal obligations are commonly referred to as “junk bonds” and are considered speculative. For this purpose, “high-yield” municipal obligations are municipal obligations rated at the time of purchase Baa1 or lower by Moody’s Investors Service, Inc. or BBB+ or lower by Standard and Poor’s Ratings Group or unrated securities determined by the adviser to be of comparable credit quality. The Fund may invest in securities in any rating category, including those in default, and in debtor-in-possession financings.Interest income from certain types of municipal obligations in which the Fund may invest generally may be subject to the federal alternative minimum tax (the “AMT”). The Fund may not be suitable for investors subject to the AMT. The rate of interest paid on municipal securities normally is lower than the rate of interest paid on taxable securities.The Fund’s investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed and floating rates, inverse floating rate, zero coupon, contingent, deferred and payment in kind, and auction rate features.The Fund may, but is not required to, use derivatives, such as synthetic municipal securities, inverse floating rate obligations, and credit default swaps. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. With respect to credit default swaps, the Fund may purchase credit protection or sell (write) credit protection. The Fund also may invest in subordinated securities, asset-backed securities of any rating, including collateralized debt obligations, and may hold cash, or other short-term investments. The Fund’s investments may include mortgage-backed instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument) or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund may invest up to 20% of its net assets in inverse floating rate obligations.The Fund may invest up to 20% of its net assets in taxable investments, including securities of other investment companies (including mutual funds, exchange-traded funds and closed-end funds), commercial paper, U.S. government securities, U.S. or foreign bank instruments, and repurchase agreements.The Adviser considers both broad economic factors and issuer specific factors in selecting investments. In assessing the appropriate maturity and rating weighting of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and issuer diversification.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Municipal securities generally are issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works. Municipal securities may be issued to repay outstanding obligations, to raise funds for general operating expenses, or to make loans to other institutions and facilities. They also may be issued by or on behalf of public authorities to finance various privately operated facilities, which are expected to benefit the municipality and its residents, such as business, manufacturing, housing, sports, and pollution control, as well as public facilities such as airports, mass transit systems, ports, and parking.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser considers both broad economic factors and issuer specific factors in selecting investments. In assessing the appropriate maturity and rating weighting of the Fund’s portfolio, the Adviser considers a variety of factors that are expected to influence economic activity and interest rates. The Adviser selects individual securities to buy and sell based upon such factors as a security’s yield, liquidity and rating, an assessment of credit quality, and issuer diversification.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (“municipal securities”).